Fair Value Measurements - Schedule of Reconciliation of Derivative Liability Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended
		Sep. 30, 2025	Sep. 30, 2025
Earnout Liabilities [Member]
Schedule of Reconciliation of Derivative Liability Measured at Fair Value on a Recurring Basis [Line Items]
Beginning balance		$ 100,007
Establishment of liability			99,639
Change in estimated fair value	[1]	66,080	66,448
Ending balance		166,087	166,087
Warrant Liabilities [Member] | Level 3 [Member]
Schedule of Reconciliation of Derivative Liability Measured at Fair Value on a Recurring Basis [Line Items]
Beginning balance		53,715
Establishment of liability			40,652
Change in estimated fair value	[1]	11,927	41,508
Warrant exercises		(24,618)	(41,136)
Ending balance		41,024	41,024
Common Stock Warrant Liability [Member] | Level 3 [Member]
Schedule of Reconciliation of Derivative Liability Measured at Fair Value on a Recurring Basis [Line Items]
Beginning balance		91,600
Establishment of liability			84,807
Change in estimated fair value	[1]	51,345	58,138
Warrant exercises		(6,184)	(6,184)
Ending balance		136,761	136,761
Prefunded Warrant Liability [Member] | Level 3 [Member]
Schedule of Reconciliation of Derivative Liability Measured at Fair Value on a Recurring Basis [Line Items]
Beginning balance		23,705
Establishment of liability			22,309
Change in estimated fair value	[1]		1,396
Warrant exercises		(23,705)	(23,705)
Ending balance

[1]	Change in estimated fair value is recognized in (Loss) gain on fair market value of financial instruments in the Company’s Condensed Consolidated Statements of Operations.